SELECTED QUARTERLY INFORMATION - UNAUDITED (Tables)	12 Months Ended
Dec. 31, 2013
Selected Quarterly Financial Information [Abstract]
Selected Quarterly Information

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Total revenue, net:
2013	$196,652	$205,547	$213,246	$220,769
2012	196,185	210,170	210,084	214,432
Gross margin:*
2013	$117,040	$123,718	$131,479	$136,932
2012	121,510	131,896	130,536	132,502
Net income (loss):*
2013 (1)	$(6,028)	$1,520	$(30,330)	$13,771
2012	6,693	8,514	13,211	12,786
Basic net income (loss) per common share (2):*
2013	$(0.22)	$0.05	$(1.09)	$0.46
2012	0.24	0.30	0.46	0.46
Diluted net income (loss) per common share (2):*
2013	$(0.22)	$0.05	$(1.09)	$0.45
2012	0.23	0.30	0.46	0.46

* See Note 2A of the consolidated financial statements for discussion of the impact of the change in accounting for the medical device excise tax in 2013.

(1) The first quarter of 2013 was negatively impacted by a voluntary recall of certain products manufactured in the Company's Añasco, Puerto Rico facility.
On July 31, 2013, the Company performed the annual goodwill impairment test which resulted in a non-cash goodwill impairment charge of $46.7 million for its U.S. Spine reporting unit, which is a part of the U.S. Spine and Other reportable segment.
The Company incurred incremental costs related to the implementation of its global enterprise resource planning system in the first, second, third, and fourth quarters of 2013 of $6.1 million, $7.6 million, $5.0 million and $5.6 million, respectively.

The Company incurred costs related to the remediation of the FDA warning letters at its manufacturing facilities of $2.1 million, $3.0 million, $2.8 million and $0.4 million in the first, second, third and fourth quarters of 2013, respectively.
(2) Per common share amounts for the quarters and full years have been calculated separately. Accordingly, quarterly amounts do not necessarily add to the annual amount because of differences in the weighted average common shares outstanding during each period principally due to the effect of the Company’s issuing shares of its common stock during the year.